Balance Sheet Details - Summary of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Current portion of notes payable - related party			$ 7
Accrued interest - related party			2
Current portion of finance lease liabilities	$ 8	$ 6	25
Accrued compensation	272	182	86
Clinical trial and study related costs	161	22
Other		258	546
Legal fees	2	169
Other	110	67
Total	$ 553	$ 446	$ 666